Consolidated cash flow statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Operating profit before tax from continuing operations	[1]	£ 6,178	£ 5,132	£ 3,844	[2]
Operating (loss)/profit before tax from discontinued operations	[1]	(112)	(262)	467
Adjustments for:
Non-cash and other items		3,208	1,203	3,623
Change in operating assets and liabilities		(25,679)	(48,447)	46,606
Income taxes paid		(1,033)	(1,223)	(856)
Net cash flows from operating activities	[3],[4]	(17,438)	(43,597)	53,684
Cash flows from investing activities
Sale and maturity of other financial assets		25,195	36,975	16,859
Purchase of other financial assets		(44,906)	(23,510)	(10,150)
Income received on other financial assets		1,099	659	581
Net movement in business interests and intangible assets		4,601	5,420	(3,489)
Sale of property, plant and equipment		128	154	165
Purchase of property, plant and equipment		(811)	(639)	(901)
Net cash flows from investing activities		(14,694)	19,059	3,065
Cash flows from financing activities
Issue of paid-in equity				937
Issue of subordinated liabilities		611	648	1,634
Redemption of subordinated liabilities		(1,250)	(3,693)	(4,765)
Interest paid on subordinated liabilities		(439)	(374)	(321)
Issue of MRELs		3,973	3,721	3,383
Maturity and redemption MRELs		(4,236)	(4,992)
Interest paid on MRELs		(844)	(703)	(647)
Shares repurchased		(2,416)	(2,054)	(1,806)
Dividends paid		(1,703)	(3,205)	(1,016)
Net cash flows from financing activities		(6,304)	(10,652)	(2,601)
Effects of exchange rate changes on cash and cash equivalents		(1,189)	2,933	(2,641)
Net (decrease)/increase in cash and cash equivalents		(39,625)	(32,257)	51,507
Cash and cash equivalents at 1 January		158,449	190,706	139,199
Cash and cash equivalents at 31 December		£ 118,824	£ 158,449	£ 190,706

[1]	Comparative results have been re-presented from those previously published to reclassify certain operations as discontinued operations as described in Note 8 to the consolidated financial statements.
[2]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.
[3]	Includes interest received of £20,345 million (2022 - £12,638 million, 2021 - £9,696 million) and interest paid of £8,871 million (2022 - £2,357 million, 2021 - £1,668 million).
[4]	The total cash outflow for leases is £122 million (2022 - £170 million; 2021 - £195 million), including payment of principal amount of £102 million (2022 - £145 million, 2021 - £164 million) which are included in the operating activities.